Commitments	12 Months Ended
Jun. 30, 2022
Disclosure of commitments [Abstract]
Commitments	Commitments
The Group has contractual commitments for services with third-parties related to its cloud services platform and other infrastructure services. These commitments are non-cancellable and expire within one to five years . The Group also has capital purchase obligations for the construction or purchase of property and equipment. Additionally, there is lease commitment that the Group has entered but the lease has not yet commenced.
The following table sets forth contractual commitments as of June 30, 2022 and 2021:

	Fiscal Year Ended June 30,
	2022	2021
	(U.S. $ in thousands)
Capital purchase obligations	$9,028	$11,076
Other purchase obligations	143,907	114,060
Obligations for leases that have not yet commenced	956,118	88,855
Total purchase obligation	$1,109,053	$213,991
Maturities of purchase obligations as of June 30, 2022 were as follows:

	Capital purchase obligations	Other purchase obligations	Obligations for leases that have not yet commenced	Total
	(U.S. $ in thousands)
Fiscal Period:
Year ending 2023	$9,028	$98,847	$—	$107,875
Year ending 2024 - 2025	—	35,816	—	35,816
Year ending 2026 - 2027	—	9,244	35,812	45,056
Thereafter	—	—	920,306	920,306
Total commitments	$9,028	$143,907	$956,118	1,109,053